Shareholder Report, Holdings (Details)	May 31, 2026
C000005529 | Top10HoldingU.S. Treasury NotesBNY-91282CKN0
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005529 | Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005529 | Top10HoldingFederal National Mortgage Assn.BNY-31418EB82
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005529 | Top10HoldingFederal Home Loan MortgageBNY-3132DWBH5
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005529 | Top10HoldingGovernment National Mortgage Assn.BNY-21H052660
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005529 | Top10HoldingUMBSBNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005529 | Top10HoldingCarvana Auto Receivables TrustBNY-14689FAD7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005529 | Top10HoldingJPMorgan ChaseBNY-46647PBP0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005529 | Top10HoldingT-Mobile USABNY-87264ACY9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005529 | Top10HoldingBoeingBNY-097023DT9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005529 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000005529 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000005529 | 0BNY-95000U2J1
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000005529 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000005529 | 0BNY-78433DAD6
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005529 | 0BNY-62957YAA6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005529 | 0BNY-BL4813392
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005529 | 0BNY-200447AP5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005529 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005529 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005530 | Top10HoldingU.S. Treasury NotesBNY-91282CKN0
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005530 | Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005530 | Top10HoldingFederal National Mortgage Assn.BNY-31418EB82
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005530 | Top10HoldingFederal Home Loan MortgageBNY-3132DWBH5
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005530 | Top10HoldingGovernment National Mortgage Assn.BNY-21H052660
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005530 | Top10HoldingUMBSBNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005530 | Top10HoldingCarvana Auto Receivables TrustBNY-14689FAD7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005530 | Top10HoldingJPMorgan ChaseBNY-46647PBP0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005530 | Top10HoldingT-Mobile USABNY-87264ACY9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005530 | Top10HoldingBoeingBNY-097023DT9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005530 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000005530 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000005530 | 0BNY-95000U2J1
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000005530 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000005530 | 0BNY-78433DAD6
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005530 | 0BNY-62957YAA6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005530 | 0BNY-BL4813392
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005530 | 0BNY-200447AP5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005530 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005530 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005531 | Top10HoldingU.S. Treasury NotesBNY-91282CKN0
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005531 | Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005531 | Top10HoldingFederal National Mortgage Assn.BNY-31418EB82
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005531 | Top10HoldingFederal Home Loan MortgageBNY-3132DWBH5
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005531 | Top10HoldingGovernment National Mortgage Assn.BNY-21H052660
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005531 | Top10HoldingUMBSBNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005531 | Top10HoldingCarvana Auto Receivables TrustBNY-14689FAD7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005531 | Top10HoldingJPMorgan ChaseBNY-46647PBP0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005531 | Top10HoldingT-Mobile USABNY-87264ACY9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005531 | Top10HoldingBoeingBNY-097023DT9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005531 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000005531 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000005531 | 0BNY-95000U2J1
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000005531 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000005531 | 0BNY-78433DAD6
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000005531 | 0BNY-62957YAA6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005531 | 0BNY-BL4813392
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005531 | 0BNY-200447AP5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005531 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005531 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000159679 | Top10HoldingU.S. Treasury NotesBNY-91282CKN0
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000159679 | Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000159679 | Top10HoldingFederal National Mortgage Assn.BNY-31418EB82
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000159679 | Top10HoldingFederal Home Loan MortgageBNY-3132DWBH5
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159679 | Top10HoldingGovernment National Mortgage Assn.BNY-21H052660
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159679 | Top10HoldingUMBSBNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159679 | Top10HoldingCarvana Auto Receivables TrustBNY-14689FAD7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159679 | Top10HoldingJPMorgan ChaseBNY-46647PBP0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159679 | Top10HoldingT-Mobile USABNY-87264ACY9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159679 | Top10HoldingBoeingBNY-097023DT9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159679 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000159679 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000159679 | 0BNY-95000U2J1
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000159679 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000159679 | 0BNY-78433DAD6
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000159679 | 0BNY-62957YAA6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159679 | 0BNY-BL4813392
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159679 | 0BNY-200447AP5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159679 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159679 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219349 | Top10HoldingU.S. Treasury NotesBNY-91282CKN0
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000219349 | Top10HoldingU.S. Treasury BondsBNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000219349 | Top10HoldingFederal National Mortgage Assn.BNY-31418EB82
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219349 | Top10HoldingFederal Home Loan MortgageBNY-3132DWBH5
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219349 | Top10HoldingGovernment National Mortgage Assn.BNY-21H052660
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219349 | Top10HoldingUMBSBNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219349 | Top10HoldingCarvana Auto Receivables TrustBNY-14689FAD7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219349 | Top10HoldingJPMorgan ChaseBNY-46647PBP0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219349 | Top10HoldingT-Mobile USABNY-87264ACY9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219349 | Top10HoldingBoeingBNY-097023DT9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219349 | Other0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000219349 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000219349 | 0BNY-95000U2J1
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000219349 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000219349 | 0BNY-78433DAD6
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000219349 | 0BNY-62957YAA6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219349 | 0BNY-BL4813392
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219349 | 0BNY-200447AP5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219349 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219349 | 0BNY-76105YYY9
Holdings [Line Items]
Percent of Net Asset Value	0.20%